STOCKHOLDERS' EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY (DEFICIT)
11. STOCKHOLDERS’ EQUITY (DEFICIT)
Common Stock
As of December 31, 2021, and 2020, the Company had authorized 600,000,000 and 130,000,000 shares of Class A common stock at $0.0001 par value per share, of which a total of 55,277,061 shares and 1,576,137 shares were outstanding, respectively.
As of December 31, 2021, and 2020, the Company had authorized 27,000,000 and 0 shares of Class B common stock at $0.0001 par value per share, of which a total of 15,055,288 shares and 0 shares were outstanding, respectively.

Dividends
Holders of the Company’s common stock are not entitled to receive dividends unless declared by the Company’s board of directors. There have been no dividends declared to date.
Voting Rights
The holders of shares of the Company’s Class A common stock are entitled to one vote per share on all matters on which the Company’s Class A common stock shall be entitled to vote. The holders of shares of the Company’s Class B common stock are entitled to 20 votes per share on all matters on which the Company’s Class B common stock shall be entitled to vote. The holders of the Company’s Class A common stock and Class B common stock shall vote together and not as separate classes.